LOANS	12 Months Ended
Dec. 31, 2021
Loans [Abstract]
LOANS (excluding covered loans)	Loans and Leases
First Financial offers clients a variety of commercial and consumer loan and lease products with various interest rates and payment terms. Commercial loan categories include C&I, CRE, construction real estate and lease financing. Consumer loan categories include residential real estate, home equity, installment and credit card.

Lending activities are primarily concentrated in states where the Bank operates banking centers (Ohio, Indiana, Kentucky and Illinois). First Financial also offers two nationwide lending platforms, one that provides equipment and leasehold improvement financing for franchisees in the quick service and casual dining restaurant sector and another that provides loans that are secured by commissions and cash collateral accounts to insurance agents and brokers.

In accordance with the CARES Act and the 2021 Consolidated Appropriations Act, First Financial participated in offering PPP loans to its customers. These loans provide a direct incentive for small businesses to keep their workers on the payroll and to maintain their operations during the COVID-19 pandemic. PPP loans are eligible to be forgiven provided certain conditions are met. As of December 31, 2021, First Financial had $55.6 million in PPP loans, net of unearned fees of $2.6 million. As of December 31, 2020, First Financial had $594.6 million in PPP loans, net of unearned income of $13.7 million.

Credit quality. To facilitate the monitoring of credit quality for commercial loans, First Financial utilizes the following categories of credit grades:

Pass - Higher quality loans that do not fit any of the other categories described below.

Special Mention - First Financial assigns a special mention rating to loans and leases with potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or lease or in First Financial's credit position at some future date.

Substandard - First Financial assigns a substandard rating to loans or leases that are inadequately protected by the current sound financial worth and paying capacity of the borrower or the collateral pledged, if any. Substandard loans and leases have well-defined weaknesses that jeopardize repayment of the debt. Substandard loans and leases are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not addressed.

Doubtful - First Financial assigns a doubtful rating to loans and leases with all of the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable, on the basis of currently existing facts, conditions and values. The possibility of loss is extremely high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

The credit grades previously described are derived from standard regulatory rating definitions and are assigned upon initial approval of credit to borrowers and updated periodically thereafter.

First Financial considers repayment performance to be the best indicator of credit quality for consumer loans. Consumer loans that have principal and interest payments that are past due by 90 days or more are generally classified as nonperforming. Additionally, consumer loans that have been modified in a TDR are classified as nonperforming.
The following table sets forth the Company's loan portfolio at December 31, 2021 by risk attribute and origination date:

(Dollars in thousands)	2021	2020	2019	2018	2017	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$711,198	$442,064	$339,507	$164,273	$119,580	$154,835	$1,931,457	$700,246	$2,631,703
Special mention	389	4,867	5,993	16,057	6,511	4,918	38,735	21,505	60,240
Substandard	2,220	434	2,843	1,224	12,640	1,465	20,826	7,259	28,085
Doubtful	0	0	0	0	0	0	0	0	0
Total	$713,807	$447,365	$348,343	$181,554	$138,731	$161,218	$1,991,018	$729,010	$2,720,028
Lease financing
Pass	$31,697	$21,536	$19,095	$15,494	$6,821	$4,765	$99,408	$0	$99,408
Special mention	0	10,216	0	0	0	0	10,216	0	10,216
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$31,697	$31,752	$19,095	$15,494	$6,821	$4,765	$109,624	$0	$109,624
Construction real estate
Pass	$95,991	$200,421	$96,726	$15,886	$317	$12,719	$422,060	$18,299	$440,359
Special mention	0	6,531	0	9,004	0	0	15,535	0	15,535
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$95,991	$206,952	$96,726	$24,890	$317	$12,719	$437,595	$18,299	$455,894
Commercial real estate - investor
Pass	$537,183	$379,217	$944,915	$367,946	$294,147	$434,641	$2,958,049	$66,579	$3,024,628
Special mention	0	7,479	18,136	18,006	15,566	34,153	93,340	0	93,340
Substandard	1,616	6	21,312	6,628	6,918	307	36,787	0	36,787
Doubtful	0	0	0	0	0	0	0	0	0
Total	$538,799	$386,702	$984,363	$392,580	$316,631	$469,101	$3,088,176	$66,579	$3,154,755
Commercial real estate - owner
Pass	$204,291	$184,564	$121,150	$135,463	$119,489	$259,504	$1,024,461	$7,565	$1,032,026
Special mention	970	2,283	2,262	3,751	1,381	5,512	16,159	0	16,159
Substandard	162	727	6,541	12,513	1,730	1,963	23,636	38	23,674
Doubtful	0	0	0	0	0	0	0	0	0
Total	$205,423	$187,574	$129,953	$151,727	$122,600	$266,979	$1,064,256	$7,603	$1,071,859
Residential real estate
Performing	$258,537	$230,699	$138,239	$64,310	$34,606	$162,924	$889,315	$0	$889,315
Nonperforming	236	970	1,193	598	339	3,418	6,754	0	6,754
Total	$258,773	$231,669	$139,432	$64,908	$34,945	$166,342	$896,069	$0	$896,069
Home equity
Performing	$42,298	$45,638	$14,713	$11,221	$7,603	$30,588	$152,061	$553,245	$705,306
Nonperforming	72	161	44	67	56	234	634	2,459	3,093
Total	$42,370	$45,799	$14,757	$11,288	$7,659	$30,822	$152,695	$555,704	$708,399
Installment
Performing	$58,209	$12,768	$8,213	$5,541	$3,925	$2,201	$90,857	$28,353	$119,210
Nonperforming	6	61	32	9	1	56	165	79	244
Total	$58,215	$12,829	$8,245	$5,550	$3,926	$2,257	$91,022	$28,432	$119,454
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$51,772	$51,772
Nonperforming	0	0	0	0	0	0	0	445	445
Total	$0	$0	$0	$0	$0	$0	$0	$52,217	$52,217
Grand Total	$1,945,075	$1,550,642	$1,740,914	$847,991	$631,630	$1,114,203	$7,830,455	$1,457,844	$9,288,299
The following table sets forth the Company's loan portfolio at December 31, 2020 by risk attribute and origination date:

(Dollars in thousands)	2020	2019	2018	2017	2016	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$1,141,163	$460,210	$296,221	$208,077	$122,686	$138,307	$2,366,664	$502,286	$2,868,950
Special mention	24,668	10,281	18,118	6,893	6,668	6,090	72,718	10,470	83,188
Substandard	6,709	2,370	8,022	26,565	5,124	1,192	49,982	5,389	55,371
Doubtful	0	0	0	0	0	0	0	0	0
Total	$1,172,540	$472,861	$322,361	$241,535	$134,478	$145,589	$2,489,364	$518,145	$3,007,509
Lease financing
Pass	$22,916	$22,397	$12,942	$6,967	$4,802	$2,368	$72,392	$0	$72,392
Special mention	290	0	0	0	0	0	290	0	290
Substandard	5	0	0	180	120	0	305	0	305
Doubtful	0	0	0	0	0	0	0	0	0
Total	$23,211	$22,397	$12,942	$7,147	$4,922	$2,368	$72,987	$0	$72,987
Construction real estate
Pass	$96,410	$259,524	$182,625	$23,185	$24,786	$426	$586,956	$19,671	$606,627
Special mention	0	621	18,203	9,984	661	0	29,469	0	29,469
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$96,410	$260,145	$200,828	$33,169	$25,447	$426	$616,425	$19,671	$636,096
Commercial real estate - investor
Pass	$515,950	$1,011,898	$427,077	$378,536	$286,587	$361,403	$2,981,451	$56,398	$3,037,849
Special mention	0	17,463	15,534	44,426	32,408	43,704	153,535	559	154,094
Substandard	6,198	2,043	22,497	7,067	68	14,724	52,597	0	52,597
Doubtful	0	0	0	0	0	0	0	0	0
Total	$522,148	$1,031,404	$465,108	$430,029	$319,063	$419,831	$3,187,583	$56,957	$3,244,540
Commercial real estate - owner
Pass	$185,692	$162,480	$147,236	$125,275	$128,755	$211,519	$960,957	$36,721	$997,678
Special mention	4,292	11,380	2,891	8,230	3,017	19,384	49,194	59	49,253
Substandard	668	504	7,054	5,496	306	2,321	16,349	38	16,387
Doubtful	0	0	0	0	0	0	0	0	0
Total	$190,652	$174,364	$157,181	$139,001	$132,078	$233,224	$1,026,500	$36,818	$1,063,318
Residential real estate
Performing	$290,277	$241,601	$115,747	$64,220	$60,094	$224,281	$996,220	$0	$996,220
Nonperforming	321	429	673	643	87	4,713	6,866	0	6,866
Total	$290,598	$242,030	$116,420	$64,863	$60,181	$228,994	$1,003,086	$0	$1,003,086
Home equity
Performing	$60,967	$20,200	$17,445	$11,308	$9,744	$41,571	$161,235	$577,609	$738,844
Nonperforming	0	0	0	39	28	138	205	4,050	4,255
Total	$60,967	$20,200	$17,445	$11,347	$9,772	$41,709	$161,440	$581,659	$743,099
Installment
Performing	$21,584	$15,614	$11,041	$8,812	$1,954	$3,185	$62,190	$19,479	$81,669
Nonperforming	15	53	23	35	17	36	179	2	181
Total	$21,599	$15,667	$11,064	$8,847	$1,971	$3,221	$62,369	$19,481	$81,850
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$47,845	$47,845
Nonperforming	0	0	0	0	0	0	0	640	640
Total	$0	$0	$0	$0	$0	$0	$0	$48,485	$48,485
Grand Total	$2,378,125	$2,239,068	$1,303,349	$935,938	$687,912	$1,075,362	$8,619,754	$1,281,216	$9,900,970

Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2021
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$303	$2,006	$2,775	$5,084	$2,714,944	$2,720,028	$0
Lease financing	93	0	0	93	109,531	109,624	0
Construction real estate	0	0	0	0	455,894	455,894	0
Commercial real estate-investor	89	42	6,409	6,540	3,148,215	3,154,755	0
Commercial real estate-owner	56	2,207	637	2,900	1,068,959	1,071,859	0
Residential real estate	4,379	262	2,114	6,755	889,314	896,069	0
Home equity	1,214	692	1,186	3,092	705,307	708,399	0
Installment	162	37	45	244	119,210	119,454	0
Credit card	223	134	137	494	51,723	52,217	137
Total	$6,519	$5,380	$13,303	$25,202	$9,263,097	$9,288,299	$137

	As of December 31, 2020
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$6,532	$0	$1,861	$8,393	$2,999,116	$3,007,509	$0
Lease financing	0	0	0	0	72,987	72,987	0
Construction real estate	0	0	0	0	636,096	636,096	0
Commercial real estate-investor	136	0	24,422	24,558	3,219,982	3,244,540	0
Commercial real estate-owner	6,480	174	400	7,054	1,056,264	1,063,318	0
Residential real estate	2,809	370	3,687	6,866	996,220	1,003,086	0
Home equity	1,483	835	1,937	4,255	738,844	743,099	0
Installment	94	35	51	180	81,670	81,850	0
Credit card	303	163	174	640	47,845	48,485	169
Total	$17,837	$1,577	$32,532	$51,946	$9,849,024	$9,900,970	$169

Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower, coupled with other pertinent factors. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued but unpaid interest is reversed. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan classified as nonaccrual may return to accrual status if none of the principal and interest is due and unpaid, and the Bank expects repayment of the remaining contractual principal and interest.

Troubled debt restructurings. A loan modification is considered a TDR when the borrower is experiencing financial difficulty and concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, bankruptcies, maturity extensions and modifications to principal amortization, including interest-only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is managed by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate. In accordance with the CARES Act, performing loans that demonstrated limited signs of credit deterioration, but were modified to provide borrowers relief during the COVID-19 pandemic were not considered to be TDR as of December 31, 2021 or 2020.

TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.
First Financial had 150 TDRs totaling $27.6 million at December 31, 2021, including $11.6 million of loans on accrual status and $16.0 million of loans classified as nonaccrual. First Financial had $0.2 million of commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs, and the ACL included reserves of $6.3 million related to TDRs as of December 31, 2021. For the year ended December 31, 2021, First Financial charged off $1.7 million for the portion of TDRs determined to be uncollectible. Additionally, as of December 31, 2021, approximately $5.0 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

First Financial had 155 TDRs totaling $21.8 million at December 31, 2020, including $7.1 million of loans on accrual status and $14.7 million of loans classified as nonaccrual. First Financial had $0.3 million of commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs and the ACL included reserves of $8.8 million related to TDRs as of December 31, 2020. For the year ended December 31, 2020, First Financial charged off $1.7 million for the portion of TDRs determined to be uncollectible. Additionally, as of December 31, 2020, approximately $5.0 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

First Financial had 157 TDRs totaling $30.0 million at December 31, 2019, including $11.4 million of loans on accrual status and $18.5 million of loans classified as nonaccrual. First Financial had $2.5 million of commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs. Additionally, First Financial charged off $2.6 million for the portion of TDRs determined to be uncollectible for the year ended December 31, 2019.

The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2021, 2020 and 2019:

	Years ended December 31,
	2021			2020			2019
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial & industrial	7	$9,311	$8,039	8	$14,984	$14,984	8	$25,009	$25,071
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	8	16,850	9,807	0	0	0	9	3,024	2,932
Residential real estate	17	1,585	1,553	24	1,953	1,847	30	3,415	3,062
Home equity	2	30	30	11	351	349	14	395	366
Installment	1	0	0	2	35	22	2	41	39
Total	35	$27,776	$19,429	45	$17,323	$17,202	63	$31,884	$31,470

The following table provides information on how TDRs were modified during the years ended December 31, 2021, 2020 and 2019:

	Years Ended December 31,
(Dollars in thousands)	2021	2020	2019
Extended maturities	$0	$0	$2,877
Adjusted interest rates	0	0	5,284
Combination of rate and maturity changes	0	0	516
Forbearance	7,328	4,759	20,320
Other (1)	12,101	12,443	2,473
Total	$19,429	$17,202	$31,470
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

First Financial considers repayment performance as an indication of the effectiveness of the Company's loan modifications. Borrowers that are 90 days or more past due on any principal or interest payments, or who prematurely terminate a restructured loan agreement without paying off the contractual principal balance, are considered to be in payment default of the terms of the TDR agreement.
For the twelve months ended December 31, 2021 and 2020, there was one TDR with an insignificant balance for which there was a payment default during the period that occurred within twelve months of the loan modification. For the twelve months ended December 31, 2019, there were three TDRs with a balance of $7.0 million for which there was a payment default during the period that occurred within twelve months of the loan modification.

As stated in the CARES Act and subsequently modified by the Consolidated Appropriations Act, loan modifications in response to COVID-19 executed on loans that were not more than 30 days past due as of December 31, 2019 and executed between March 1, 2020, and the earlier of 60 days after the date of termination of the National Emergency or January 1, 2022 are not required to be reported as a TDR.

As of December 31, 2021, the Company's loan portfolio included $16.5 million of active loan modifications made under the guidance of the CARES Act that were not classified as TDR. These modifications were comprised of two commercial loans making interest only payments.

As of December 31, 2020, the Company's loan portfolio included $320.2 million of active loan modifications made under the guidance of the CARES Act that were not classified as TDR. These modifications included $291.5 million of borrowers making interest only payments at year end, and full principal and interest deferrals of $28.7 million. Active modifications as of December 31, 2020 were primarily hotel and franchise loans, which were $186.2 million and $44.3 million respectively as of December 31, 2020, or 58.2% and 13.8% of the total active modifications at December 31, 2020. As of December 31, 2020, the Company's loan portfolio included 90 commercial loans with balances of $312.5 million and 53 consumer loans with balances of $7.7 million that were modified in response to COVID-19 that were not considered TDRs.

Nonperforming loans. Loans classified as nonaccrual and loans modified as TDRs are considered nonperforming. The following table provides information on nonperforming loans as of December 31:

	2021			2020			2019
(Dollars in thousands)	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Total nonaccrual
Nonaccrual loans (1)
Commercial & industrial	$11,077	$6,285	$17,362	$18,711	$10,519	$29,230	$24,346
Lease financing	0	203	203	0	0	0	223
Construction real estate	0	0	0	0	0	0	0
Commercial real estate	17,716	1,796	19,512	6,957	27,725	34,682	7,295
Residential real estate	0	8,305	8,305	251	11,350	11,601	10,892
Home equity	0	2,922	2,922	0	5,076	5,076	5,242
Installment	0	88	88	0	163	163	167
Total nonaccrual loans	$28,793	$19,599	$48,392	$25,919	$54,833	$80,752	$48,165

Interest income effect					2021	2020	2019
Gross amount of interest that would have been recorded under original terms					$5,132	$5,892	$5,813
Interest included in income
Nonaccrual loans					1,618	1,636	1,042
Troubled debt restructurings					314	426	801
Total interest included in income					1,932	2,062	1,843
Net impact on interest income					$3,200	$3,830	$3,970

Commitments outstanding to borrowers with nonaccrual loans					$0	$0	$3
(1) Nonaccrual loans include nonaccrual TDRs of $16.0 million, $14.7 million and $18.5 million as of December 31, 2021, 2020 and 2019, respectively.

First Financial individually reviews all nonperforming loan relationships greater than $250,000 to determine if an individually evaluated allowance is necessary based on the borrower’s overall financial condition, resources and payment record, support from guarantors and the realizable value of any collateral. Individually evaluated allowances are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans.

First Financial's investment in impaired loans was as follows:
	Year ended December 31,
	2019
(Dollars in thousands)	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial & industrial	$31,846	$926
Lease financing	168	0
Construction real estate	6	0
Commercial real estate	18,757	357
Residential real estate	15,915	307
Home equity	5,893	121
Installment	170	2
Total	72,755	1,713

Loans with an allowance recorded
Commercial & industrial	4,721	87
Lease financing	57	0
Construction real estate	0	0
Commercial real estate	1,339	31
Residential real estate	446	12
Home equity	0	0
Installment	0	0
Total	6,563	130

Total
Commercial & industrial	36,567	1,013
Lease financing	225	0
Construction real estate	6	0
Commercial real estate	20,096	388
Residential real estate	16,361	319
Home equity	5,893	121
Installment	170	2
Total	$79,318	$1,843
A loan is considered to be collateral dependent when the borrower is experiencing financial difficulty and the repayment is expected to be provided substantially through the operation or sale of collateral. The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2021
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$13,171		$15	$833	$0	$0	$3,343	$17,362
Leasing	0		0	203	0	0	0	203
Commercial real estate-investor	0		6,362	0	0	422	0	6,784
Commercial real estate-owner	0		6,673	5,937	38	80	0	12,728
Residential real estate	0		0	0	0	8,305	0	8,305
Home equity	0		0	0	0	2,922	0	2,922
Installment	0		0	0	0	0	88	88
Total	$13,171	13171000	$13,050	$6,973	$38	$11,729	$3,431	$48,392

	December 31, 2020
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$30,961		$6,130	$2,608	$865	$0	$4,892	$45,456
Commercial real estate-investor	0		20,212	661	5,537	872	0	27,282
Commercial real estate-owner	5,842		3,495	0	42	344	0	9,723
Residential real estate	0		0	0	0	11,601	0	11,601
Home equity	0		0	0	0	5,076	0	5,076
Installment	0		0	0	0	0	163	163
Total	$36,803		$29,837	$3,269	$6,444	$17,893	$5,055	$99,301

Lease financing. First Financial originates both sales-type and direct financing leases, and the Company manages and reviews lease residuals in accordance with its credit policies. Sales-type lease contracts contain the ability to purchase the underlying equipment at lease maturity and profit or loss is recognized at lease commencement.  Direct financing leases are generally three to five years in length and may be extended at maturity, however, early cancellation may result in a fee to the borrower.  For direct financing leases, the net unearned income is deferred and amortized over the life of the lease.  Effective December 31, 2021, First Financial acquired Summit Funding Group, Inc., which is a full-service equipment leasing company. In conjunction with this acquisition, First Financial acquired $42.3 million of financing leases, which were included in Loans and leases on the Consolidated Balance Sheets. For further detail on the acquisition, see Note 23 - Business Combinations.
OREO. OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, that result in partial or total satisfaction of problem loans.

Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2021	2020	2019
Balance at beginning of year	$1,287	$2,033	$1,401
Additions
Commercial	98	510	415
Residential	0	507	2,033
Total additions	98	1,017	2,448
Disposals
Commercial	(947)	(217)	(541)
Residential	(331)	(1,859)	(912)
Total disposals	(1,278)	(2,076)	(1,453)
Valuation adjustments
Commercial	(9)	448	(112)
Residential	0	(135)	(251)
Total valuation adjustments	(9)	313	(363)
Balance at end of year	$98	$1,287	$2,033